UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
April 30, 2021

TICKER ENSBX

Ensemble Fund (Unaudited)

PERFORMANCE INFORMATION

April 30, 2021 NAV $19.43

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2021

				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
Ensemble Fund	54.94%	24.06%	21.78%	18.47%
S&P 500® Index (B)	45.98%	18.67%	17.42%	15.58%

Annual Fund Operating Expense Ratio (from 2/26/2021 Prospectus): 1.00%

The Fund’s expense ratio for the six month period ended April 30, 2021 can be found in the financial highlights included within this report.

(A) 1 Year, 3 Years, 5 Years and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Ensemble Fund commenced operations on November 2, 2015.

(B) The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

For a commentary on the Fund’s calendar quarter performance visit the Fund’s website at www.ensemblefund.com.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-785-8165. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2021 Semi-Annual Report 1

Ensemble Fund (Unaudited)

     Ensemble Fund by Sectors
(as a percentage of Net Assets)
April 30, 2021

* Net Cash represents cash and other assets in excess of liabilities.

Availability of Quarterly Schedule of Investments

The Fund publicly files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

Proxy Voting Guidelines

Ensemble Capital Management, LLC, the Fund’s investment adviser (“Adviser”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.ensemblefund.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent period ended June 30th, is available without charge, upon request, by calling our toll free number (1-800-785-8165). This information is also available on the SEC’s website at http://www.sec.gov.

2021 Semi-Annual Report 2

Expense Example (Unaudited)

Shareholders of this Fund incur ongoing costs consisting of management fees. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly subject to the expenses of any underlying funds. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on November 1, 2020 and held through April 30, 2021.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the charges assessed by Mutual Shareholder Services, LLC as described above and expenses of any underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	November 1, 2020
	November 1, 2020	April 30, 2021	to April 30, 2021

Actual	$1,000.00	$1,302.00	$5.71

Hypothetical	$1,000.00	$1,019.84	$5.01
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2021 Semi-Annual Report 3

Ensemble Fund
		Schedule of Investments
		April 30, 2021 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Aircraft Engines & Engine Parts
5,872	HEICO Corporation	$741,516	1.30%
Banks
19,693	First Republic Bank	3,608,545	6.31%
Electromedical & Electrotherapeutic Apparatus
14,309	Masimo Corporation *	3,329,275	5.82%
Entertainment
34,812	Nintendo Co., Ltd. * **	2,502,635	4.37%
Laboratory Analytical Instruments
4,597	Illumina, Inc. *	1,805,885	3.16%
Motor Vehicles & Passenger Car Bodies
12,357	Ferrari N.V. (Italy)	2,636,860	4.61%
Operative Builders
521	NVR, Inc. *	2,614,430	4.57%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
2,055	Intuitive Surgical, Inc. *	1,777,575	3.11%
Retail - Building Materials, Hardware, Garden Supply
37,383	Fastenal Company	1,954,383	3.41%
Retail - Eating & Drinking Places
1,826	Chipotle Mexican Grill, Inc. *	2,724,447
13,666	Starbucks Corporation	1,564,621
		4,289,068	7.49%
Retail - Lumber & Other Building Materials Dealers
15,637	The Home Depot, Inc.	5,061,228	8.84%
Retail - Variety Stores
2,300	Costco Wholesale Corporation	855,807	1.50%
Security Brokers, Dealers & Flotation Companies
38,443	The Charles Schwab Corporation	2,706,387	4.73%
Services - Business Services, NEC
1,074	Booking Holdings Inc. *	2,648,570
9,913	Broadridge Financial Solutions, Inc.	1,572,500
11,811	Mastercard Incorporated - Class A	4,512,511
		8,733,581	15.26%
Services - Computer Programming, Data Processing, Etc.
1,594	Alphabet Inc. - Class A *	3,751,479	6.55%
Services - Engineering, Accounting, Research, Management
10,225	Paychex, Inc.	996,835	1.74%
Services - Prepackaged Software
11,340	BlackLine, Inc. *	1,316,120	2.30%
Services - Video Tape Rental
9,545	Netflix, Inc. *	4,901,071	8.56%
Title Insurance
37,711	First American Financial Corporation	2,432,360	4.25%
Trucking (No Local)
6,626	Landstar System, Inc.	1,141,527	1.99%
Total for Common Stocks (Cost - $40,247,890)		57,156,567	99.87%
Total Investment Securities		57,156,567
Other Assets in Excess of Liabilities		75,087	0.13%
Net Assets		$57,231,654	100.00%

* Non-Income Producing Security. ** ADR - American Depositary Receipt. The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 4

Ensemble Fund

Statement of Assets and Liabilities (Unaudited)
April 30, 2021

Assets:
Investment Securities at Fair Value	$57,156,567
(Cost - $40,247,890)
Cash	401,439
Receivable for Shareholder Purchases	187
Receivable for Securities Sold	3,424,557
Dividends Receivable	47,830
Total Assets	61,030,580
Liabilities:
Payable to Adviser (Note 4)	46,036
Payable for Investments Purchased	3,752,890
Total Liabilities	3,798,926
Net Assets	$57,231,654

Net Assets Consist of:
Paid In Capital	$37,153,436
Total Distributable Earnings	20,078,218
Net Assets, for 2,945,440 Shares Outstanding	$57,231,654
(Unlimited shares authorized)
Net Asset Value, Offering Price and Redemption Price Per Share
($57,231,654/2,945,440 shares)	$19.43

Statement of Operations (Unaudited)
For the six month period ended April 30, 2021

Investment Income:
Dividends (Net of foreign withholding tax of $6,814)	$228,354
Total Investment Income	228,354
Expenses:
Management Fees (Note 4)	244,223
Total Expenses	244,223

Net Investment Income (Loss)	(15,869)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	3,422,526
Net Change in Unrealized Appreciation (Depreciation) on Investments	8,996,807
Net Realized and Unrealized Gain (Loss) on Investments	12,419,333

Net Increase (Decrease) in Net Assets from Operations	$12,403,464

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 5

Ensemble Fund

Statements of Changes in Net Assets	(Unaudited)
	11/1/2020	11/1/2019
	to	to
	4/30/2021	10/31/2020
Operations:
Net Investment Income (Loss)	$(15,869)	$23,735
Net Realized Gain (Loss) on Investments	3,422,526	3,175,671
Net Change in Unrealized Appreciation (Depreciation) on Investments	8,996,807	2,238,828
Net Increase (Decrease) in Net Assets from Operations	12,403,464	5,438,234

Distributions to Shareholders:	(3,032,664)	(2,950,662)

Capital Share Transactions:
Proceeds From Sale of Shares	8,278,986	8,242,714
Shares Issued on Reinvestment of Dividends	3,032,663	2,950,663
Cost of Shares Redeemed	(2,935,656)	(6,385,393)
Net Increase (Decrease) from Shareholder Activity	8,375,993	4,807,984

Net Increase (Decrease) in Net Assets	17,746,793	7,295,556

Net Assets at Beginning of Year	39,484,861	32,189,305
Net Assets at End of Year	$57,231,654	$39,484,861

Share Transactions:
Issued	463,446	564,439
Reinvested	174,091	204,623
Redeemed	(164,752)	(443,434)
Net Increase (Decrease) in Shares	472,785	325,628
Shares Outstanding Beginning of Year	2,472,655	2,147,027
Shares Outstanding End of Year	2,945,440	2,472,655

Financial Highlights
Selected data for a share outstanding	(Unaudited)
throughout the period:	11/1/2020		11/1/2019	11/1/2018	11/1/2017		11/1/2016		11/2/2015*
	to		to	to	to		to		to
	4/30/2021		10/31/2020	10/31/2019	10/31/2018		10/31/2017		10/31/2016
Net Asset Value -
Beginning of Period	$15.97		$14.99	$12.72	$12.48		$10.50		$10.00
Net Investment Income (Loss) (a)	(0.01)		0.01	0.03	0.01		0.04		0.09
Net Realized and Unrealized Gains (Losses)
on Investments	4.69		2.35	2.80	0.79		2.10		0.41
Total from Investment Operations	4.68		2.36	2.83	0.80		2.14		0.50
Distributions (From Net Investment Income)	(0.01)		(0.03)	(0.01)	(0.03)		(0.06)		-
Distributions (From Realized Capital Gains)	(1.21)		(1.35)	(0.55)	(0.53)		(0.10)		-
Total Distributions	(1.22)		(1.38)	(0.56)	(0.56)		(0.16)		-
Proceeds from Redemption Fee (c)	-		-	-	-	+	-	+	-
Net Asset Value -
End of Period	$19.43		$15.97	$14.99	$12.72		$12.48		$10.50
Total Return (b)	30.20%	**	16.73%	23.76%	6.49%		20.62%		5.00%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$57,232		$39,485	$32,189	$23,476		$18,221		$8,847
Ratio of Expenses to Average Net Assets	1.00%	***	1.00%	1.00%	1.00%		1.00%		1.00%	***
Ratio of Net Investment Income (Loss) to
Average Net Assets	(0.06)%	***	0.07%	0.23%	0.08%		0.33%		0.92%	***
Portfolio Turnover Rate	21.84%	**	61.28%	47.01%	63.49%		41.81%		31.91%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
+ Amount less than $0.005 per share.
(a) Per share amounts were calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.
(c) Prior to February 28, 2018, the Fund was subject to a redemption fee of 2% if redeemed within 90 days or less of purchase.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 6

NOTES TO THE FINANCIAL STATEMENTS
ENSEMBLE FUND
April 30, 2021
(Unaudited)

1.) ORGANIZATION
The Ensemble Fund (the “Fund”) was organized as a non-diversified series of PFS Funds (the “Trust”) on September 23, 2015 and commenced operations on November 2, 2015. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, as amended on January 20, 2011. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of April 30, 2021, there were thirteen series authorized by the Trust. The Fund’s objective is to seek long-term capital appreciation. The investment adviser to the Fund is Ensemble Capital Management, LLC (the “Adviser”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION
The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”)(normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended April 30, 2021, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. The differences between book and tax basis are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

2021 Semi-Annual Report 7

Notes to the Financial Statements (Unaudited) - continued

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

OTHER
The Fund records security transactions based on a trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) INVESTMENT SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices in active markets included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

2021 Semi-Annual Report 8

Notes to the Financial Statements (Unaudited) - continued

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of April 30, 2021:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$57,156,567	$0	$0	$57,156,567
Total	$57,156,567	$0	$0	$57,156,567

The Fund did not hold any Level 3 assets during the six month period ended April 30, 2021.

The Fund did not invest in any derivative instruments during the six month period ended April 30, 2021.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Adviser. The Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment, and executive personnel necessary for managing the Fund and pays the operating expenses of the Fund excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, fees and expenses of acquired funds, fees pursuant to Rule 12b-1 distribution plans, and extraordinary or non-recurring expenses. For its services the Adviser receives an investment management fee equal to 1.00% of the average daily net assets of the Fund.

As a result of the above calculation, for the six month period ended April 30, 2021, the Adviser earned management fees totaling $244,223. At April 30, 2021, the Fund owed $46,036 to the Adviser.

5.) RELATED PARTY TRANSACTIONS
Jeffrey R. Provence of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator of the Fund by the Adviser.

The Trustees who are not interested persons of the Fund were each paid $750, for a total of $2,250, in Trustees’ fees for the six month period ended April 30, 2021 by the Adviser.

6.) PURCHASES AND SALES OF SECURITIES
For the six month period ended April 30, 2021, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $15,951,643 and $10,573,536, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2021, Charles Schwab & Co., Inc., for the benefit of its customers, held, in aggregate, 91.32% of the shares in the Fund. The Trust does not know whether any underlying accounts held at Charles Schwab & Co., Inc. owned or controlled 25% or more of the voting securities of the Fund.

8.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at April 30, 2021 was $40,247,890. At April 30, 2021, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

2021 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$16,986,725	($78,048)	$16,908,677

As of April 30, 2021, there were no differences between book basis and tax basis unrealized appreciation.

The tax character of distributions was as follows:

	Six Months Ended	Fiscal Year Ended
	April 30, 2021	October 31, 2020
Ordinary Income	$ 245,363	$ 523,630
Long-term Capital Gain	2,787,301	2,427,032
	$ 3,032,664	$ 2,950,662

9.) CONCENTRATION OF SECTOR RISK
If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of April 30, 2021, the Fund had 30.14% of the value of its net assets invested in stocks within the Consumer Discretionary sector.

10.) CASH HOLDINGS
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This may result in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of April 30, 2021, the Fund held $401,439 in cash at US Bank, N. A. that exceeded the FDIC insurance limit of $250,000.

11.) COVID-19 RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

12.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2021 Semi-Annual Report 10

ADDITIONAL INFORMATION April 30, 2021 (Unaudited)

1.) APPROVAL OF CONTINUATION OF MANAGEMENT AGREEMENT
On December 8, 2020, the Board of Trustees (the “Board” or the “Trustees”) considered the renewal of the Management Agreement (the “Agreement”) between Ensemble Capital Management, LLC (“Ensemble”) and the Trust with respect to the Ensemble Fund (the “Fund”). In approving the Agreement, the Board of Trustees considered and evaluated the following factors: (i) the nature, extent and quality of the services provided by Ensemble to the Fund; (ii) the investment performance of the Fund and Ensemble; (iii) the cost of the services to be provided and the profits to be realized by Ensemble from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows and whether the fee levels reflect these economies of scale to the benefit of shareholders; and (v) Ensemble’s practices regarding possible conflicts of interest and other benefits to be realized by Ensemble.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented at the Meeting by a representative of Ensemble. The Board requested and was provided with information and reports relevant to the annual renewal of the Agreement, including: (i) information regarding the services and support provided to the Fund and its shareholders by Ensemble; (ii) assessments of the investment performance of the Fund by Ensemble; (iii) commentary on the reasons for the performance; (iv) presentations addressing Ensemble’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit related information concerning the Fund and Ensemble; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of Ensemble; and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the continuation of the Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various materials including, without limitation: (i) documents containing information about Ensemble, including financial information, a description of personnel and the services provided to the Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized by Ensemble from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors.

1. Nature, Extent and Quality of the Services Provided by Ensemble

In considering the nature, extent, and quality of the services provided by Ensemble, the Trustees reviewed the responsibilities of Ensemble under the Agreement. The Trustees reviewed the services being provided by Ensemble including, without limitation: the quality of investment advisory services (including research and recommendations with respect to portfolio securities); the process for formulating investment recommendations and assuring compliance with the Fund’s investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements. The Trustees considered the coordination of services for the Fund among Ensemble and the service providers and the Independent Trustees; and the efforts of Ensemble to promote the Fund, grow assets, and expand its marketing efforts. The Trustees reflected upon discussions with a representative from Ensemble at the Meeting regarding its commitment to add staff in the areas of research and trading. The Trustees discussed the experience and professionalism of the team of professionals assigned to the Fund. They further discussed Ensemble’s investment in compliance resources, noting Ensemble’s continued use of a compliance consulting firm to provide them with ongoing guidance as it relates to their compliance program. The Trustees evaluated Ensemble’s principals, including their education and experience. The Trustees considered Ensemble’s efforts as it relates to the COVID-19 crisis, noting that the firm has been able to operate in a remote environment without interruption. After reviewing the foregoing information and further information in the materials provided by Ensemble, the Board concluded that the nature, extent, and quality of the services provided by Ensemble was satisfactory and adequate for the Fund.

2021 Semi-Annual Report 11

Additional Information (Unaudited) - continued

2. Investment Performance of the Fund and Ensemble

In considering the investment performance of the Fund and Ensemble, the Trustees compared the performance of the Fund with the performance of the S&P 500® Index, the Fund’s primary benchmark (the “Benchmark”), and to the funds included in Morningstar’s Large Growth Category, the category in which Morningstar has placed the Fund (the “Category”). The Trustees also compared the Fund’s performance to a sub-set of the Category that included funds with asset levels ranging from $25 million to $60 million (the “Peer Group”). The Trustees noted that for the 1-year and 3-year periods ended September 30, 2020 the Fund outperformed the Benchmark. The Board considered how the Fund’s 1-year and 3-year returns for the period ended September 30, 2020 compared to its Category, noting that the Fund trailed the Category for both periods. They also considered how the Fund’s 1-year and 3-year returns for the periods ended September 30, 2020 compared to its Peer Group, noting that the Fund trailed the Peer Group for the 1-year period but outperformed the Peer Group for the 3-year period. The Trustees noted that, for the Ensemble Fund’s fiscal year ended October 31, 2020, the Ensemble Fund’s return of 16.73% was significantly higher than its Benchmark’s return of 9.71% . The Trustees also noted that the Ensemble Fund outperformed its Benchmark for the 3-year and since inception periods ended October 31, 2020. The Trustees acknowledge that the Fund’s performance was comparable to the performance of separate accounts managed by Ensemble with a similar strategy. After reviewing all the relevant information, the Board concluded, that the investment performance of the Ensemble Fund and Ensemble was satisfactory.

3. Costs of the Services to be provided and profits to be realized by Ensemble

In considering the costs of the services to be provided and profits to be realized by Ensemble from its relationship with the Fund, the Trustees considered: (1) Ensemble’s financial condition and the level of commitment to the Fund and Ensemble by its principals; (2) the asset level of the Fund; (3) the overall expenses of the Fund; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by Ensemble regarding its profits associated with managing the Fund. The Trustees also considered potential benefits for Ensemble in managing the Fund. The Trustees then compared the fees and expenses of the Fund (including the management fee) to its Category and Peer Group averages. It was noted that the Fund’s management fee of 1.00% was higher than the average management fee for the Category and Peer Group averages. The Trustees then compared the Fund’s expense ratio (as reported in the Fund’s prospectus) to the Category and Peer Group averages, noting that the Fund’s expense ratio was lower than both the Category (1.05%) and Peer Group (1.20%) averages. It was noted that since Ensemble has committed to pay certain of the Fund’s operating expenses out of its 1.00% management fee, the most appropriate comparison is to the average expense ratio of the Category and Peer Group, which Ensemble compares favorably. The Trustees considered that Ensemble has historically charged the same 1.00% management to its separately managed accounts with strategies similar to the Fund but has recently implemented a tiered fee schedule for its separately managed account investors that provides breakpoints as invested assets increase. They noted that Ensemble represented that they implemented the tiered fee schedule in recognition that their separately managed account investors pay all their own expenses while Ensemble pays the Ensemble Fund’s operating expenses. The Board also noted that Ensemble represented that their separately managed account investors are required to invest a minimum of $2 million while the Ensemble Fund’s minimum investment is $5,000. Based on the foregoing, the Board concluded that the fees to be paid to Ensemble and the profits to be realized by Ensemble, were fair and reasonable in relation to the nature and quality of the services provided by Ensemble.

4. Economies of Scale

The Trustees next considered the impact of economies of scale on the Fund’s size and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors. The Trustees considered that while the management fee remained the same at all asset levels, the Fund’s shareholders had experienced benefits from the fact that Ensemble has capped the Fund’s expenses at 1.00% per annum. They noted that, at the Fund’s current asset levels, it is not necessary to consider adding breakpoints to the Fund’s management fee. In light of its ongoing consideration of the Fund’s asset levels, expectations for growth in the Fund, and fee levels, the Board determined that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by Ensemble.

2021 Semi-Annual Report 12

Additional Information (Unaudited) - continued

5. Possible conflicts of interest and benefits to Ensemble

In considering Ensemble’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the principals of Ensemble; the basis of decisions to buy or sell securities for the Fund; Ensemble’s decision to participate in soft dollar programs with various broker dealers; and the substance and administration of Ensemble’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to Ensemble’s potential conflicts of interest. Based on the foregoing, the Board determined that Ensemble’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. The Board acknowledged Ensemble’s implementation of a tiered fee schedule for its separately managed accounts but concluded that this change was not harmful to the Fund. Ensemble noted that it may experience certain cost savings by having the Fund within the Trust, which is made up of other series in which it may share certain expenses. Based on the foregoing, the Board concluded that the practices of Ensemble with respect to the possible conflicts of interest were acceptable.

The Board then reflected on its discussion with the representatives from Ensemble earlier in the Meeting. Next, the Independent Trustees and Counsel met in executive session to discuss the continuation of the Agreement. The officers of the Trust and others present at the Meeting were excused during this discussion.

After further review, discussion, and determination that the best interests of the Fund’s shareholders were served by the renewal of the Agreement.

2.) LIQUIDITY RISK MANAGEMENT PROGRAM
The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six month period ended April 30, 2021, the Board and the Trust’s Liquidity Program Administrator reviewed a report from the Liquidity Program Administrator and reviewed the Fund’s investments and they determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

2021 Semi-Annual Report 13

Investment Adviser
Ensemble Capital Management, LLC

Legal Counsel
Practus, LLP

Custodian
US Bank, N.A.

Distributor
Rafferty Capital Markets, LLC

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

This report is provided for the general information of the shareholders of the Ensemble
Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Ensemble Fund www.ensemblefund.com 1-800-785-8165

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 7/1/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 7/1/2021

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 7/1/2021